Condensed Consolidated Statements of Stockholders' Deficit (USD $)	Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] USD ($)	Common Stock [Member] Predecessor [Member] Subsequent Event [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Bridgemedica LLC [Member]	Common Stock [Member] Columbia University [Member]	Common Stock [Member] Non-Officer Board of Managers [Member] Subsequent Event [Member]	Common Stock [Member] Professional Advisory Firms [Member] Subsequent Event [Member]	Common Stock [Member] Employee [Member]	Common Stock [Member] Subsequent Event [Member] Anti Dilution Adjustment [Member]	Common Stock [Member] Subsequent Event [Member] Cost Of Raising Equity [Member]	Common Stock [Member] Subsequent Event [Member]	Common Stock [Member] USD ($)	Common Stock Subscription Receivable [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)	Parent [Member] Predecessor [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] Predecessor [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Predecessor [Member] Common Stock [Member]	Predecessor [Member] USD ($)	Bridgemedica LLC [Member] Common Stock [Member] USD ($)	Bridgemedica LLC [Member]	Professional Advisory Firms [Member] Subsequent Event [Member] Restricted Stock [Member]	Professional Advisory Firms [Member] Common Stock [Member] USD ($)	Professional Advisory Firms [Member] Restricted Stock [Member]	Subsequent Event [Member]	Common Stock [Member] USD ($)	Restricted Stock [Member]	Total USD ($)
Balance at Dec. 17, 2007																	$ 0		$ 0			$ 0
Balance (in shares) at Dec. 17, 2007	0			0
Issuance of stock and warrants, net of offering costs																	97,250					97,250
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of stock upon exercise of warrants																	350,000					350,000
Issuance of stock upon exercise of warrants (in shares)	0			350,000
Issuance of Class member units																	1,847,750		0
Issuance of Class member units (in shares)	4,000,000			1,945,000
Net loss																	(1,734,485)					(1,734,485)
Balance at Dec. 31, 2008																	560,515		0			560,515
Balance (in shares) at Dec. 31, 2008	4,000,000			2,295,000
Issuance of stock upon exercise of warrants																	415,000		0			415,000
Issuance of stock upon exercise of warrants (in shares)	0			415,000
Issuance of Class member units																	575,000		0
Issuance of Class member units (in shares)	0			300,000
Net loss																	(1,539,261)		0			(1,539,261)
Balance at Dec. 31, 2009																	11,254		0			11,254
Balance (in shares) at Dec. 31, 2009	4,000,000			3,010,000
Issuance of stock and warrants, net of offering costs																	87,000		0			87,000
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of Class member units																	4,678,000		0
Issuance of Class member units (in shares)	0			4,765,000
Issuance of stock for license																	155,500		0
Issuance of stock for license (in shares)	0			155,500
Contribution of services from noncontrolling interest																	0		200,000
Net loss																	(3,833,603)		(198,112)			(4,031,715)
Balance at Dec. 31, 2010																	1,098,151		1,888			1,100,039
Balance (in shares) at Dec. 31, 2010	4,000,000			7,930,500
Issuance of Class member units																	3,845,000		0
Issuance of Class member units (in shares)	0			3,845,000
Issuance of Class A member units for equity raised																	0		0			0							300,000
Issuance of Class A member units for equity raised (in shares)	0			300,000
Issuance of stock for patent expenses																	269,245		0			269,245
Issuance of stock for patent expenses (in shares)	0			269,245
Contribution of services from noncontrolling interest																	0		367,000
Net loss																	(3,055,289)		(411,065)			(3,466,354)
Balance at Dec. 31, 2011																	2,157,107		(42,177)			2,114,930
Balance (in shares) at Dec. 31, 2011	4,000,000			12,344,745
Issuance of stock and warrants, net of offering costs																	123,353		0			123,353
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of Class member units																	983,647		0
Issuance of Class member units (in shares)	0			745,500
Receivable from issuance of stock																	(567,000)		0
Receivable from issuance of stock (in shares)	0			0
Issuance of stock for license																	91,395		0
Issuance of stock for license (in shares)	0			91,395																	91,395
Issuance of Class A member units for equity raised																	0		0			0
Issuance of Class A member units for equity raised (in shares)	0			446,500																	446,500
Issuance of stock for services																	100,000		0			100,000
Issuance of stock for services (in shares)	0			100,000
Contribution of services from noncontrolling interest																	0		1,448,646
Net loss																	(2,924,971)		(1,466,815)			(4,391,786)									(4,391,786)
Balance at Dec. 31, 2012		4,000											13,728	(574,927)	13,608,339		(36,469)		(60,346)			(96,815)									(96,815)
Balance (in shares) at Dec. 31, 2012	4,000,000			13,728,140
Issuance of stock and warrants, net of offering costs		0											462	0	587,063	0	134,330	587,525	0	0		134,330									587,525
Issuance of stock and warrants, net of offering costs (in shares)	0	0		0									462,004
Issuance of Class member units																	453,195		0			453,195
Issuance of Class member units (in shares)	0			485,000	150,000	45,821			345,000																			50,000
Receivable from issuance of stock		0											140	(210,000)	(140)	0		(210,000)		0		(110,000)									(210,000)
Receivable from issuance of stock (in shares)	0			0
Receipt of promissory note		0											0	100,000	0	0		100,000		0											100,000
Issuance of stock for license		0											15	0	14,590	0		14,605		0		14,605									14,605
Issuance of stock for license (in shares)	0	0		14,605									14,605
Issuance of Class A member units for equity raised																	0		0			0							117,004
Issuance of Class A member units for equity raised (in shares)	0			117,004
Issuance of stock for patent expenses		0											52	0	51,760	0	51,812	51,812	0	0		51,812							51,812		51,812
Issuance of stock for patent expenses (in shares)	0	0		51,812									51,812																51,812
Issuance of stock for services		0											100	0	99,900	0	100,000	100,000	0	0		100,000									100,000
Issuance of stock for services (in shares)	0	0		100,000									100,000
Acquisition of non-controlling interest		0											0	0	(132,657)	0		(132,657)		132,657		0									0
Interest on common stock receivable		0											0	(36,855)	36,855	0		0		0											0
Contribution of services from noncontrolling interest		0											0	0	0	0		0		116,338		116,338									116,338
Net loss		0											0	0	0	(864,861)		(864,861)		(198,318)		(1,063,179)									(1,063,179)
Balance at Dec. 31, 2013		4,000											14,497	(721,782)	14,265,710	(13,952,470)	(390,045)	(390,045)		(9,669)		(399,714)									(399,714)
Balance (in shares) at Dec. 31, 2013	4,000,000			14,496,561
Issuance of stock and warrants, net of offering costs		0											671	0	829,329	0		830,000		0											830,000
Issuance of stock and warrants, net of offering costs (in shares)		0											671,250																671,250
Issuance of stock upon exercise of warrants		0											50	0	49,950	0		50,000		0									50,000		50,000
Issuance of stock for license (in shares)		0											29,731																29,731
Issuance of stock for services		0											481	0	480,582	0		481,063		0			150,000			231,063			100,000		481,063
Issuance of stock for services (in shares)		0											481,063													231,063	344,196
Transfer from derivative liability classification to equity classification																															9,000
Net loss																															(1,795,489)
Balance at Sep. 30, 2014																															$ (297,237)